Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 370.4	$ 374.5
Accounts receivable	1,795.7	1,393.5
Inventories	2,106.1	2,350.3
Income taxes receivable	11.9	5.9
Other current assets	228.5	202.8
Total current assets	4,512.6	4,327.0
Property, plant and equipment	472.7	371.5
Right-of-use assets	154.0	138.8
Goodwill	321.7	321.8
Intangible assets	318.3	346.5
Deferred income taxes	62.5	68.9
Other non-current assets	48.9	53.5
Total assets	5,890.7	5,628.0
Current liabilities:
Current portion of borrowings under credit facility & lease obligations	51.6	52.2
Accounts payable	1,298.2	1,440.8
Accrued and other current liabilities	1,781.3	1,462.2
Income taxes payable	64.8	82.1
Current portion of provisions	23.6	17.9
Total current liabilities	3,219.5	3,055.2
Long-term portion of borrowings under credit facility & lease obligations	731.2	733.9
Pension and non-pension post-employment benefit obligations	88.1	77.0
Provisions and other non-current liabilities	41.2	32.5
Deferred income taxes	42.2	51.7
Total liabilities	4,122.2	3,950.3
Equity:
Capital stock	1,672.5	1,714.9
Treasury stock	(80.1)	(18.5)
Contributed surplus	1,030.6	1,063.6
Deficit	(839.6)	(1,076.6)
Accumulated other comprehensive loss	(14.9)	(5.7)
Total equity	1,768.5	1,677.7
Total liabilities and equity	$ 5,890.7	$ 5,628.0